Consolidated Statements of Comprehensive Income or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Profit (loss) for the year	$ 1,030,530	$ (364,634)	$ (165,334)
Other comprehensive income or loss:
Effective portion of changes in fair value	29,305	(29,795)	2,705
Changes in fair value reclassified to profit or loss	(13,018)	18,007	(242)
Deferred income taxes	3,616	2,815	(1,025)
Cash flow hedge	19,903	(8,973)	1,438
Changes in fair value	32,246	(22,053)	3,046
Deferred income taxes	(1,950)	(1,986)	(1,305)
Financial assets at fair value through other comprehensive income	30,296	(24,039)	1,741
Currency translation on foreign entities	243,853	2,580	(13,855)
Total other comprehensive income that may be reclassified to profit or loss subsequently	294,052	(30,432)	(10,676)
Changes in fair value - own credit adjustment	29	2,008	(1,051)
Total other comprehensive income or loss that will not be reclassified to profit or loss subsequently	29	2,008	(1,051)
Total other comprehensive income (loss), net of tax	294,081	(28,424)	(11,727)
Total comprehensive income (loss) for the year, net of tax	1,324,611	(393,058)	(177,061)
Total comprehensive income (loss) attributable to shareholders of the parent company	1,324,611	(393,002)	(176,720)
Total comprehensive income (loss) attributable to non-controlling interests		$ (56)	$ (341)